SHARE CAPITAL (Details 1)	12 Months Ended
Dec. 31, 2022 CAD ($) shares
Statement [Line Items]
Warrants, outstanding | shares	50,347,237
Weighted average exercise price, outstanding | $	$ 35
Weighted average remaining life, outstanding	1 year 7 months 24 days
Warrant 1
Statement [Line Items]
Exercise price	0.31
Warrants, outstanding | shares	18,247,009
Weighted average exercise price, outstanding | $	$ 31
Weighted average remaining life, outstanding	1 month 24 days
Warrant 2
Statement [Line Items]
Exercise price	0.37
Warrants, outstanding | shares	32,050,228
Weighted average exercise price, outstanding | $	$ 37
Weighted average remaining life, outstanding	2 years 6 months
Warrant 3
Statement [Line Items]
Exercise price	0.42
Warrants, outstanding | shares	50,000
Weighted average exercise price, outstanding | $	$ 42
Weighted average remaining life, outstanding	6 months 29 days